                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt             New York, New York      November 13, 2009
--------------------------------
        [Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:                 2
Form 13F Information Table Entry Total:          103
Form 13F Information Table Value Total:     $737,009
                                          (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

                                    FORM 13F                      (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                              September 30, 2009

                Item 1:              Item 2:  Item 3:   Item 4:     Item 5:           Item 6          Item 7          Item 8:
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Investment Discretion
                                                                              ----------------------
                                                                                      (b)
                                                                                     Shared                      Voting Authority
                                                         Fair                         -As            Managers        (Shares)
                                                        Market    Shares of         Defined    (c)      See   ----------------------
                                    Title of   CUSIP     Value     Principal   (a) in Instr. Shared-  Instr.     (a)       (b)   (c)
         Name of Issuer               class    Number  (x$1000)     Amount    Sole     V      Other      V       Sole    Shared None
----------------------------------- -------- --------- -------- ------------- ---- --------- ------- -------- ---------- ------ ----
A123 SYSTEMS INC                    COM      03739T108      213     10,000 SH      X                    01        10,000
ABSOLUTE SOFTWARE CORPORATION       COM      00386B109   10,803  2,025,100 SH      X                    02     2,025,100
ACCELRYS INC                        COM      00430U103    5,595    964,712 SH      X                    02       964,712
ACCENTURE PLC                       COM      G1151C101    4,174    112,000 SH X                                  112,000
ACME PACKET INC                     COM      004764106    1,751    175,000 SH      X                    02       175,000
AGILYSYS INC                        COM      00847J105    2,330    353,700 SH      X                    02       353,700
AIRVANA INC                         COM      00950V101    2,974    439,400 SH      X                    02       439,400
AMICAS INC                          COM      001712108    4,325  1,201,575 SH      X                    02     1,201,575
ANALOG DEVICES INC                  COM      032654105   12,962    470,000 SH      X                    01       470,000
APPLIED MATERIALS INC               COM      038222105   12,108    905,000 SH      X                    01       905,000
APPLIED MICRO CIRCUITS              COM      03822W406   13,357  1,337,050 SH      X                    01     1,337,050
ARROW ELECTRONICS INC               COM      042735100    8,512    302,400 SH      X                    01       302,400
ARUBA NETWORKS INC                  COM      043176106    5,192    587,400 SH      X                    02       587,400
ASPEN TECHNOLOGY INC                COM      045327103    4,409    432,300 SH      X                    01       432,300
ATMEL CORP                          COM      049513104    9,530  2,274,600 SH      X                    01     2,274,600
BALLANTYNE STRONG INC               COM      058516105    1,265    364,800 SH      X                    02       364,800
BLUECOAT SYSTEMS                    COM      09534T508   10,752    476,000 SH      X                    02       476,000
BMC SOFTWARE INC                    COM      055921100   11,987    319,400 SH      X                    01       319,400
BSQUARE CORP                        COM      11776U102    2,597    998,900 SH      X                    02       998,900
CADENCE DESIGN SYS INC              COM      127387108    9,571  1,304,000 SH      X                    01     1,304,000
CALIFORNIA MICRO DEVICES CORP       COM      130439102      282     87,600 SH      X                    02        87,600
CALLIDUS SOFTWARE                   COM      13123E500    7,623  2,532,883 SH      X                  01,02    2,532,883
CAVIUM NETWORKS INC                 COM      14965A101    4,014    187,000 SH      X                    02       187,000
COGENT INC                          COM      19239Y108    9,915    981,700 SH      X                    02       981,700
COGNIZANT TECHNOLOGY SOLUTIONS      COM      192446102   14,277    369,300 SH      X                    01       369,300
COMVERGE INC                        COM      205859101    4,560    373,478 SH      X                    02       373,478
COMVERSE TECHNOLOGY INC             COM      205862402    8,931  1,020,700 SH      X                    01     1,020,700
COREL CORP                          COM      21869X103    2,051    716,000 SH      X                    02       716,000
COVANCE INC                         COM      222816100    6,590    121,700 SH      X                    01       121,700
DENDREON CORP.                      COM      24823Q107    4,758    170,000 SH      X                    01       170,000
DEXCOM INC                          COM      252131107   12,460  1,571,300 SH      X                    02     1,571,300
DIGITAL RIV INC                     COM      25388B104   30,627    759,600 SH      X                    01       759,600
ECLIPSYS CORP                       COM      278856109    5,307    275,000 SH      X                    02       275,000
ELOYALTY CORP                       COM      290151307    7,911    987,689 SH      X                  01,02      987,689
COLUMN TOTAL                                            253,713

                                    FORM 13F                      (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                              September 30, 2009

                Item 1:              Item 2:  Item 3:   Item 4:     Item 5:           Item 6          Item 7          Item 8:
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Investment Discretion
                                                                              ----------------------
                                                                                      (b)
                                                                                     Shared                      Voting Authority
                                                         Fair                         -As            Managers        (Shares)
                                                        Market    Shares of         Defined    (c)      See   ----------------------
                                    Title of   CUSIP     Value     Principal   (a) in Instr. Shared-  Instr.     (a)      (b)   (c)
         Name of Issuer               class    Number  (x$1000)     Amount    Sole     V      Other      V       Sole    Shared None
----------------------------------- -------- --------- -------- ------------- ---- --------- ------- -------- ---------- ------ ----
EMULEX                              COM      292475209    6,451    627,000 SH      X                    01       627,000
FAIRCHILD SEMICND INTL CL A         COM      303726103    4,792    468,500 SH      X                    01       468,500
GRAND CANYON EDUCATION INC          COM      38526M106    5,384    302,000 SH      X                    02       302,000
GUIDANCE SOFTWARE INC               COM      401692108    6,564  1,488,600 SH      X                    02     1,488,600
12 TECHNOLOGIES INC                 COM      465754109    3,997    249,200 SH      X                    02       249,200
IKANOS COMMUNICATIONS               COM      45173E105    2,394  1,027,700 SH      X                    02     1,027,700
INFOSPACE COM INC                   COM      45678T300    2,702    350,000 SH      X                    02       350,000
INTEGRATED DEVICE TECH              COM      458118106    8,859  1,310,600 SH      X                    01     1,310,600
INTER-NAP NETWORK                   COM      45885A300    5,152  1,605,100 SH      X                    02     1,605,100
INTERNATIONAL RECTIFIER CORP        COM      460254105      650     33,400 SH X                                   33,400
JDS UNIPHASE CORP.                  COM      46612J507    8,630  1,213,900 SH      X                    01     1,213,900
KENEXA CORP                         COM      488879107    2,354    174,700 SH      X                    02       174,700
KEYNOTE SYS INC                     COM      493308100    5,675    601,900 SH      X                    02       601,900
KINETIC CONCEPTS                    COM      49460w208    7,654    207,000 SH      X                    01       207,000
KNOT INC                            COM      499184109      346     31,700 SH      X                    02        31,700
LATTICE SEMICONDUCTOR               COM      518415104    8,536  3,794,000 SH      X                    02     3,794,000
LAWSON SOFTWARE INC                 COM      52078P102    8,273  1,325,900 SH      X                    01     1,325,900
LINEAR TECHNOLOTY CORP              COM      535678106    8,565    310,000 SH      X                    01       310,000
LIQUIDITY SERVICES INC.             COM      53635B107    3,922    380,100 SH      X                    02       380,100
LIVEPERSON INC                      COM      538146101    4,322    857,600 SH      X                    02       857,600
LOOKSMART LTD                       COM      543442503    1,011    872,240 SH      X                    02       872,240
MAGMA DESIGN AUTOMATION INC         COM      559181102    9,250  4,426,100 SH      X                    02     4,426,100
MAXIM INTERGRATED                   COM      57772K101    7,490    412,900 SH      X                    01       412,900
MICREL INC                          COM      594793101    2,934    360,000 SH      X                    02       360,000
MICROS Systems Inc                  COM      594901100      944     31,300 SH X                                   31,300
MICROSEMI CORP                      COM      595137100    5,469    346,400 SH      X                    01       346,400
MICROTUNE INC DEL                   COM      59514P109    1,836  1,009,200 SH      X                    02     1,009,200
MONSTER WORLDWIDE INC               COM      611742107   20,724  1,185,600 SH      X                    01     1,185,600
MSC.SOFTWARE                        COM      553531104   19,245  2,288,400 SH      X                  01,02    2,288,400
McAFEE INC                          COM      579064106   18,799    429,300 SH      X                    01       429,300
NETEZZA CORP                        COM      64111N101   10,856    965,840 SH      X                    01       965,840
NETSCOUT SYSTEMS INC                COM      64115T104    1,918    142,000 SH      X                    02       142,000
NOVELL INC                          COM      670006105    9,498  2,106,100 SH      X                    01     2,106,100
NVIDIA CORP                         COM      67066G104   14,667    975,900 SH      X                    01       975,900
OMNITURE INC                        COM      68212S109    2,534    118,200 SH X                                  118,200
ON SEMICONDUCTOR CORP               COM      682189105    9,322  1,130,000 SH      X                    01     1,130,000
COLUMN TOTAL                                            241,719

                                    FORM 13F                      (SEC USE ONLY)

              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                              September 30, 2009

                Item 1:              Item 2:  Item 3:   Item 4:     Item 5:           Item 6          Item 7          Item 8:
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Investment Discretion
                                                                              ----------------------
                                                                                      (b)
                                                                                     Shared                      Voting Authority
                                                         Fair                         -As            Managers        (Shares)
                                                        Market    Shares of         Defined    (c)      See   ----------------------
                                    Title of   CUSIP     Value     Principal   (a) in Instr. Shared-  Instr.     (a)      (b)   (c)
         Name of Issuer               class    Number  (x$1000)     Amount    Sole     V      Other      V       Sole    Shared None
----------------------------------- -------- --------- -------- ------------- ---- --------- ------- -------- ---------- ------ ----
OPENWAVE SYS INC                    COM      683718308   30,712 11,812,600 SH      X                  01,02   11,812,600
OPNET TECHNOLOGIES                  COM      683757108    7,999    731,900 SH      X                    02       731,900
PARAMETRIC TECH CORP                COM      699173209    8,180    591,900 SH      X                    01       591,900
PHASE FORWARD INC                   COM      71721R406    4,282    305,000 SH      X                    02       305,000
PLATO Learning INC                  COM      72764Y100    7,178  1,661,800 SH      X                    02     1,661,800
PMC-SIERRA INC                      COM      69344F106   11,477  1,200,600 SH      X                    01     1,200,600
QLOGIC CORP                         COM      747277101    5,676    330,000 SH      X                    01       330,000
QUEST SOFTWARE INC                  COM      74834T103    4,654    276,243 SH      X                    01       276,243
RACKSPACE HOSTING INC               COM      750086100    8,862    519,471 SH      X                    01       519,471
RADWARE, LTD                        COM      IL0010834    1,095     97,556 SH      X                    02        97,556
RF MICRODEVICES INC                 COM      749941100    3,801    700,000 SH      X                    01       700,000
RIGHTNOW TECHNOLOGIES INC           COM      76657R106    4,401    304,800 SH      X                    02       304,800
RIVERSTONE NETWORKS                 COM      769320995        0  8,160,250 SH      X                  01,02    8,160,250
SALARY.COM                          COM      794006106    1,262    397,100 SH      X                    02       397,100
SALIX PHARMACEUTICALS               COM      795435106   23,451  1,103,100 SH      X                  01,02    1,103,100
SAPIENT CORP                        COM      803062108    2,731    339,700 SH X                                  339,700
SHIRE PLC                           ADR      82481R106   12,371    236,600 SH      X                    01       236,600
SILICON LABORATORIES, INC           COM      826919102    6,689    144,300 SH      X                    01       144,300
SONIC SOLUTIONS                     COM      835460106    6,725  1,134,100 SH      X                    02     1,134,100
SYMANTEC CORP                       COM      871503108      558     33,900 SH X                                   33,900
TNS INC                             COM      872960109   17,270    630,300 SH      X                  01,02      630,300
TRX INC                             COM      898452107    1,930  2,121,700 SH      X                    02     2,121,700
TTI TEAM TELECOMA, PFD (restricted) COM      M88258104    1,154    909,091 SH      X                    02       909,091
TYCO ELECTRONICS LTD                COM      H8912P106    6,358    285,400 SH      X                    01       285,400
ULTICOM                             COM      903844108    7,469  2,575,706 SH      X                    02     2,575,706
VALEANT PHARMACEUTICALS INTL        COM      91911X104    1,655     59,000 SH X                                   59,000
VALUECLICK INC                      COM      92046N102   18,377  1,393,300 SH      X                    01     1,393,300
VIRAGE LOGIC CORP                   COM      92763R104    4,319    829,100 SH      X                    02       829,100
WASHINGTON POST CO.                 COM      939640108   14,089     30,100 SH      X                    01        30,100
WEB.COM GROUP INC                   COM      94733A104   10,768  1,518,778 SH      X                    02     1,518,778
WEBMEDIABRANDS INC                  COM      94770W100    2,692  3,739,800 SH      X                    02     3,739,800
XILINX INC                          COM      983919101    3,278    140,000 SH      X                    01       140,000
ELOYALTY CORP SERIES B CONV PF      CVPF     290152990      114     22,475 SH X                                   22,475
COLUMN TOTAL                                            241,577
                                                       --------
GRAND TOTAL                                             737,009